Goodwill and Other Intangible Assets (Schedule of Other Intangible Assets) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 478,687	$ 477,705
Accumulated Amortization	(317,761)	(300,247)
Net Book Value	160,926	177,458
Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	304,766	304,766
Accumulated Amortization	(209,549)	(198,632)
Net Book Value	95,217	106,134
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	19,692	19,009
Accumulated Amortization	(13,268)	(12,257)
Net Book Value	6,424	6,752
Trademarks and trade names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	27,808	27,819
Accumulated Amortization	(17,526)	(16,849)
Net Book Value	10,282	10,970
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	106,880	106,571
Accumulated Amortization	(58,816)	(54,258)
Net Book Value	48,064	52,313
Capitalized software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	19,541	19,540
Accumulated Amortization	(18,602)	(18,251)
Net Book Value	$ 939	$ 1,289